Recent Accounting Pronouncements - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash used in investing activities	$ 117	$ 455	$ 2,270	$ 443
Net change in cash, cash equivalents and restricted cash	$ (9,481)	$ (4,821)	(8,541)	21,461
Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash used in investing activities			200	310
Net change in cash, cash equivalents and restricted cash			$ 200,000	$ 510